Short Term Loans	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
SHORT TERM LOANS

Note 10 – SHORT TERM LOANS

On December 18, 2017, the Company borrowed a one-year loan of $3,780,490 from Bank of China, bears an annual interest rate of 5.22%. The loan was repaid on December 17, 2018.

On January 18, 2018, the Company borrowed a one-year loan of $3,891,596 from Bank of China, bears an annual interest rate of 5.22%. The loan was repaid on January 17, 2019.

Both loans are guaranteed by Gary Wang, David Wang, Guoan Xu, and their family spouses.

The interest expenses for the years ended December 31, 2018, 2017 and 2016 were $404,958, $1,609 and $50,383, respectively.